Item 1. Schedule of Investments:
--------------------------------
Putnam Limited Duration Government Income Fund

QUARTERLY PORTFOLIO HOLDINGS

2-28-05



Putnam Limited Duration Government Income Fund
--------------------------------------------------------------------------------------------------------------------------------
The fund's portfolio
February 28, 2005 (Unaudited)

U.S. Government and Agency Mortgage Obligations (45.5%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------

U.S. Government Guaranteed Mortgage Obligations (2.4%)
--------------------------------------------------------------------------------------------------------------------------------
                 Government National Mortgage Association Adjustable Rate Mortgages
       $106,820  7s, July 20, 2026                                                                                      $108,008
     14,054,022  4 1/2s, August 20, 2034                                                                              14,068,507
                 Government National Mortgage Association Pass-Through Certificates
      1,881,075  7 1/2s, with due dates from December 15, 2023 to March 15, 2032                                       2,029,318
        309,322  7s, with due dates from July 15, 2029 to May 15, 2032                                                   329,144
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      16,534,977

U.S. Government Agency Mortgage Obligations (43.0%)
--------------------------------------------------------------------------------------------------------------------------------
                 Federal Home Loan Mortgage Corporation
         68,467  7 1/2s, with due dates from April 1, 2016 to December 1, 2017                                            72,524
     13,982,167  6 1/2s, with due dates from March 1, 2029 to October 1, 2034                                         14,583,263
      9,500,000  6 1/2s, TBA, March 1, 2035                                                                            9,894,102
     50,321,184  4 1/2s, December 1, 2018                                                                             49,831,730
                 Federal National Mortgage Association Pass-Through Certificates
            193  8s, May 1, 2013                                                                                             208
        331,216  7 1/2s, with due dates from October 1, 2022 to November 1, 2030                                         355,349
     51,068,583  7s, with due dates from July 1, 2023 to April 1, 2034                                                53,968,583
        813,817  7s, with due dates from September 1, 2007 to January 1, 2015                                            859,148
      4,470,135  6 1/2s, with due dates from September 1, 2023 to October 1, 2034                                      4,670,568
      1,906,671  6 1/2s, with due dates from February 1, 2014 to October 1, 2018                                       2,007,606
     63,620,000  6 1/2s, TBA, March 1, 2035                                                                           66,259,238
        861,648  6s, with due dates from March 1, 2014 to October 1, 2016                                                897,293
        348,298  5 1/2s, with due dates from June 1, 2013 to December 1, 2013                                            358,162
     47,694,174  5s, with due dates from May 1, 2019 to March 1, 2034                                                 47,132,713
     33,600,000  5s, TBA, March 1, 2035                                                                               33,111,752
        300,000  5s, TBA, March 1, 2020                                                                                  301,992
      6,200,000  4 1/2s, TBA, March 1, 2020                                                                            6,117,657
        547,338  4s, June 1, 2019                                                                                        529,293
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     290,951,181
--------------------------------------------------------------------------------------------------------------------------------
                 Total U.S. Government and Agency Mortgage Obligations  (cost $308,384,161)                         $307,486,158
--------------------------------------------------------------------------------------------------------------------------------

U.S. Government Agency Obligations (6.1%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
                 Freddie Mac Notes
    $24,400,000  6 7/8s, September 15, 2010                                                                          $27,562,240
     12,580,000  6 5/8s, September 15, 2009                                                                           13,813,004
--------------------------------------------------------------------------------------------------------------------------------
                 Total U.S. Government Agency Obligations  (cost $41,579,948)                                        $41,375,244
--------------------------------------------------------------------------------------------------------------------------------

U.S. Treasury Obligations (36.4%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
                 U.S. Treasury Notes
     $1,300,000  4 1/4s, August 15, 2014                                                                              $1,288,016
     65,596,000  4 1/4s, August 15, 2013                                                                              65,298,771
     25,000,000  4s, February 15, 2014                                                                                24,375,000
    102,000,000  3 1/4s, August 15, 2008                                                                             100,119,375
     40,500,000  1 7/8s, January 31, 2006                                                                             40,009,569
     15,000,000  1 1/8s, June 30, 2005                                                                                14,916,797
--------------------------------------------------------------------------------------------------------------------------------
                 Total U.S. Treasury Obligations  (cost $249,377,096)                                               $246,007,528
--------------------------------------------------------------------------------------------------------------------------------

Collateralized mortgage obligations (7.1%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
                 Fannie Mae
     $3,164,382  Ser. 03-W6, Class PT1, 9.371s, 2042                                                                  $3,451,265
      2,437,164  Ser. 04-T3, Class 1A4, 7 1/2s, 2044                                                                   2,594,922
      1,496,819  Ser. 02-T18, Class A4, 7 1/2s, 2042                                                                   1,591,471
      4,393,932  Ser. 03-W3, Class 1A3, 7 1/2s, 2042                                                                   4,672,033
      8,727,993  Ser. 02-T16, Class A3, 7 1/2s, 2042                                                                   9,279,240
        792,442  Ser. 03-W2, Class 1A3, 7 1/2s, 2042                                                                     842,824
      2,582,163  Ser. 02-W4, Class A5, 7 1/2s, 2042                                                                    2,743,504
        106,016  Ser. 02-W1, Class 2A, 7 1/2s, 2042                                                                      112,174
        405,112  Ser. 02-14, Class A2, 7 1/2s, 2042                                                                      430,329
      2,440,416  Ser. 01-T10, Class A2, 7 1/2s, 2041                                                                   2,588,663
      1,713,988  Ser. 02-T4, Class A3, 7 1/2s, 2041                                                                    1,818,544
        622,351  Ser. 02-T6, Class A2, 7 1/2s, 2041                                                                      659,884
      1,163,034  Ser. 01-T12, Class A2, 7 1/2s, 2041                                                                   1,234,178
        668,930  Ser. 01-T8, Class A1, 7 1/2s, 2041                                                                      708,900
      4,083,561  Ser. 01-T7, Class A1, 7 1/2s, 2041                                                                    4,323,576
         14,925  Ser. 01-T3, Class A1, 7 1/2s, 2040                                                                       15,810
        221,823  Ser. 99-T2, Class A1, 7 1/2s, 2039                                                                      235,571
      2,969,062  Ser. 02-T1, Class A3, 7 1/2s, 2031                                                                    3,151,641
      1,256,838  Ser. 00-T6, Class A1, 7 1/2s, 2030                                                                    1,330,710
        137,940  Ser. 02-W7, Class A5, 7 1/2s, 2029                                                                      146,626
        415,567  Ser. 02-W3, Class A5, 7 1/2s, 2028                                                                      441,434
      1,976,757  Ser. 343, Class 25, Interest Only (IO), 4 1/2s, 2018                                                    306,071
      1,134,011  Ser. 343, Class 26, IO, 4 1/2s, 2018                                                                    181,449
      3,045,162  Ser. 353, Class 1, Principal Only (PO), zero %, 2034                                                  2,241,168
                 Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
      1,079,261  Ser. T-58, Class 4A, 7 1/2s, 2043                                                                     1,145,504
        592,794  Ser. T-42, Class A5, 7 1/2s, 2042                                                                       629,475
          3,067  Ser. T-41, Class 3A, 7 1/2s, 2032                                                                         3,251
                 Freddie Mac
        205,347  Ser. 2600, Class CI, IO, 5 1/2s, 2029                                                                    52,556
      3,043,490  Ser. 227, IO, 5s, 2034                                                                                  785,720
--------------------------------------------------------------------------------------------------------------------------------
                 Total Collateralized mortgage obligations  (cost $48,674,617)                                       $47,718,493
--------------------------------------------------------------------------------------------------------------------------------

Short-term investments (22.0%) (a)
--------------------------------------------------------------------------------------------------------------------------------
Principal amount                                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------------
    $23,000,000  Interest in $468,500,000 joint tri-party repurchase agreement dated
                 February 28, 2005 with Bank of America Securities, LLC due
                 March 1, 2005 with respect to various U.S. Government obligations --
                 maturity value of $23,001,687 for an effective yield of 2.64%
                 (collateralized by Fannie Mae with a rate of 6.00% and a maturity date of
                 August 1, 2034, valued at $477,870,001)                                                             $23,000,000
     75,000,000  Federal Home Loan Bank for an effective yield of 2.47%, March 11, 2005                               74,949,243
     39,294,000  Federal Home Loan Bank for an effective yield of 2.48%, March 9, 2005                                39,272,694
     10,500,000  Federal National Mortgage Association for an effective yield of 2.50%,
                 March 30, 2005                                                                                       10,479,277
        750,000  U.S. Treasury Bills for an effective yield of 2.20%, March 31, 2005 (SEG)                               748,653
--------------------------------------------------------------------------------------------------------------------------------
                 Total Short-term investments  (cost $148,449,867)                                                  $148,449,867
--------------------------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $796,465,689) (b)                                                          $791,037,290
================================================================================================================================



Putnam Limited Duration Government Income Fund (RunID: 1780  Sort: Industry)

Futures contracts outstanding at February 28, 2005 (Unaudited)
                                                                                                                 Unrealized
                                                                                   Aggregate    Expiration    appreciation/
Number of contracts                                                    Value      face value    date         (depreciation)
--------------------------------------------------------------------------------------------------------------------------------
851           CBT Interest Rate Swap 10 yr (Long)                $93,344,063     $94,415,309    Mar-05          (1,071,246)
 94           Euro 90 day (Long)                                  22,792,650      22,853,660    Mar-05             (61,010)
 22           Euro 90 day (Long)                                   5,309,975       5,341,527    Jun-05             (31,552)
 22           Euro 90 day (Long)                                   5,290,450       5,322,527    Sep-05             (32,077)
 22           Euro 90 day (Long)                                   5,278,625       5,305,665    Dec-05             (27,040)
  8           Euro 90 day (Long)                                   1,917,100       1,921,130    Mar-06              (4,030)
  8           Euro 90 day (Long)                                   1,915,100       1,917,130    Jun-06              (2,030)
 42           U.S. Treasury Bond (Short)                           4,718,438       4,755,343    Jun-05              36,905
931           U.S. Treasury Note 10yr (Short)                    102,293,625     102,945,446    Jun-05             651,821
306           U.S. Treasury Note 5yr (Long)                       32,918,906      33,040,626    Jun-05            (121,720)
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $(661,979)
================================================================================================================================



Putnam Limited Duration Government Income Fund (RunID: 1780  Sort: Industry)
--------------------------------------------------------------------------------------------------------------------------------
TBA sale commitments outstanding at February 28, 2005 (Unaudited)
(proceeds receivable $99,188,262)
                                                                               Principal          Settlement
Agency                                                                            amount                date               Value
--------------------------------------------------------------------------------------------------------------------------------
FNMA 5s, March 1, 2035                                                       $46,971,000              3/8/05         $46,288,455
FNMA 5s, March 1, 2035                                                         3,000,000             3/14/05           2,956,406
FHLMC 4 1/2s, March 1, 2020                                                   49,998,000              3/8/05          49,373,025
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $98,617,886
================================================================================================================================



Putnam Limited Duration Government Income Fund (RunID: 1780
Sort: Industry) - Fund  398
--------------------------------------------------------------------------------------------------------------------------------
Interest rate swap contracts outstanding at February 28, 2005
(Unaudited)
                                                                                                                      Unrealized
                                                                                Notional       Termination          appreciation/
                                                                                  amount              date         (depreciation)
--------------------------------------------------------------------------------------------------------------------------------
Agreement with Lehman Brothers Special Financing, Inc. dated
February 2, 2005 to receive semi-annually the notional amount multiplied by 4.089% and pay quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.                                 $91,000,000            2/4/10           ($1,118,250)

Agreement with Bank of America, N.A. dated December 1,  2003 to pay semi-annually the notional amount multiplied by 2.444% and receive quarterly the notional amount multiplied by the three
month USD-LIBOR.                                                              10,538,000           12/4/05                77,350

Agreement with Bank of America N.A. dated December 12, 2003 to pay semi-annually the notional amount multiptied by 2.1125% and receive quarterly the notional amount multiplied by three month
USD-LIBOR.                                                                     1,861,000          12/16/05                20,681

Agreement with Lehman Brothers Special Financing, Inc. dated
December 9, 2003 to pay semi-annually the notional amount
multiplied by 4.64101% and receive quarterly the notional
amount multiplied by the three month USD-LIBOR-BBA.                           39,362,000          12/11/13               (35,904)

Agreement with Lehman Brothers Special Financing, Inc. dated
December 5, 2003 to receive semi-annually the notional amount multiptied by 2.23762% and pay quarterly the notional amount
multiplied by three month USD-LIBOR-BBA.                                      21,743,000           12/9/05              (207,579)

Agreement with Lehman Brothers Special Financing, Inc. dated
January 22, 2004 to pay semi-annually the notional amount
multiplied by 1.999% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.                                  14,191,000           1/26/06               197,461

Agreement with Lehman Brothers Special Financing, Inc. dated
January 21, 2004 to pay semi-annually the notional amount
multiplied by 2.008% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.                                  13,848,000           1/23/06               193,892

Agreement with Lehman Brothers Special Financing, Inc. dated
January 21, 2004 to pay semi-annually the notional amount
multiplied by 2.009% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.                                  13,848,000           1/23/06               189,584

Agreement with Lehman Brothers Special Financing, Inc. dated
January 22, 2004 to pay semi-annually the notional amount
multiplied by 2.007% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.                                   7,438,000           1/26/06               102,987

Agreement with Lehman Brothers Special Financing, Inc. dated
December 12, 2003 to pay semi-annually the notional amount
multiptied by 4.579% and receive quarterly the notional amount
multiplied by three month USD-LIBOR-BBA.                                       5,783,000          12/16/13                22,145

Agreement with Lehman Brothers Special Financing, Inc. dated
January 22, 2004 to pay semi-annually the notional amount
multiplied by 4.375% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.                                   4,692,000           1/26/14               101,178

Agreement with Lehman Brothers Special Financing, Inc. dated
January 21, 2004 to pay semi-annually the notional amount
multiplied by 4.408% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.                                   4,578,000           1/23/14                87,497

Agreement with Lehman Brothers Special Financing, Inc. dated
January 21, 2004 to pay semi-annually the notional amount
multiplied by 4.419% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.                                   4,578,000           1/23/14                84,120

Agreement with Lehman Brothers Special Financing, Inc. dated
December 11, 2003 to pay semi-annually the notional amount
multiptied by 4.71% and receive quarterly the notional amount
multiplied by three month USD-LIBOR-BBA.                                       4,268,000          12/15/13               (25,142)

Agreement with Lehman Brothers Special Financing, Inc. dated
January 22, 2004 to pay semi-annually the notional amount
multiplied by 4.379% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.                                   2,403,000           1/26/14                52,527

Agreement with Lehman Brothers Special Financing, Inc. dated
December 11, 2003 to pay semi-annually the notional amount
multiptied by 2.235% and receive quarterly the notional amount
multiplied by three month USD-LIBOR-BBA.                                       1,020,000          12/15/05                10,093
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       ($247,360)
================================================================================================================================



Putnam Limited Duration Government Income Fund (RunID: 1780  Sort: Industry) -
Fund  398
-------------------------------------------------------------------------------------------------------------------
Credit default contracts outstanding at February 28, 2005 (Unaudited)

                                                                                                         Unrealized
                                                                                        Notional       appreciation/
                                                                                          amount      (depreciation)
-------------------------------------------------------------------------------------------------------------------
Agreement with Bank of America effective January 31, 2005, maturing on
March 20, 2010, to receive quarterly 18.5 basis points times the notional amount.
Upon a credit default event of a FNMA Senior Note, the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of any FNMA Senior Note.                                            $9,700,000            $(3,612)

Agreement with Credit Suisse First Boston International effective
January 26, 2005, maturing on March 20, 2010, to receive quarterly the notional amount times 20.5 basis points per annum.  Upon a credit default event of FNMA,
5.25%, August 1, 2012, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of
FNMA, 5.25%, August 1, 2012.                                                          20,500,000             16,890

Agreement with Bank of America effective February 25, 2005, maturing on
March 20, 2010, to receive quarterly the notional amount times 18.75 basis points per annum.  Upon a credit default event of FNMA, 5.375%, November 15, 2011, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of FNMA, 5.375%,
November 15, 2011.                                                                     6,500,000                  1

Agreement with Credit Suisse First Boston International effective
February 18, 2005, maturing on March 20, 2010, to receive quarterly the notional amount times 19 basis points per annum.  Upon a credit default event of FNMA,
5.25%, August 1, 2012, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of
FNMA, 5.25%, August 1, 2012.                                                           3,300,000                  4
-------------------------------------------------------------------------------------------------------------------
                                                                                                            $13,283
===================================================================================================================


NOTES

(a) Percentages indicated are based on net assets of $675,879,070.

(b) The aggregate identified cost on a tax basis is $796,539,727, resulting in gross unrealized appreciation and depreciation of $706,566 and $6,209,003, respectively, or net unrealized depreciation of $5,502,437.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at February 28, 2005.

TBA after the name of a security represents to be announced securities.

Security valuation Investments, including mortgage backed securities, are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Restricted securities are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC, is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as an addition to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund's exposure to interest rates. Interest rate swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counter party, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund's books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund's books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund's portfolio.

TBA purchase commitments The fund may enter into "TBA" (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets.

Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com


Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: April 27, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: April 27, 2005



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: April 27, 2005